Property, plant and equipment	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Property, plant and equipment

4. Property, plant and equipment

	Land		Buildings		Plant and equipment (1)		Furniture and fixtures		Office equipment		Vehicles		Total
Gross carrying value:
As at April 1, 2024	₹	4,375	₹	47,024	₹	102,513	₹	18,233	₹	7,514	₹	34	₹	179,693
Additions		-		6,215		10,623		3,143		943		10		20,934
Additions through Business combinations (Refer to Note 7)		-		-		9		-		-		-		9
Disposals		(6)		(680)		(13,668)		(1,803)		(793)		(9)		(16,959)
Translation adjustment		4		(3)		77		3		(1)		(1)		79
As at March 31, 2025	₹	4,373	₹	52,556	₹	99,554	₹	19,576	₹	7,663	₹	34	₹	183,756
Accumulated depreciation/ impairment:
As at April 1, 2024	₹	-	₹	11,775	₹	75,549	₹	12,287	₹	5,932	₹	22	₹	105,565
Depreciation and impairment		-		1,662		11,050		2,229		623		4		15,568
Disposals		-		(410)		(13,189)		(1,526)		(730)		(8)		(15,863)
Translation adjustment		-		(30)		49		(1)		(4)		(1)		13
As at March 31, 2025	₹	-	₹	12,997	₹	73,459	₹	12,989	₹	5,821	₹	17	₹	105,283
Net carrying value as at March 31, 2025	₹	4,373	₹	39,559	₹	26,095	₹	6,587	₹	1,842	₹	17	₹	78,473
Capital work-in-progress													₹	2,211
Net carrying value including Capital work-in-progress as at March 31, 2025													₹	80,684

Gross carrying value:
As at April 1, 2025	₹	4,373	₹	52,556	₹	99,554	₹	19,576	₹	7,663	₹	34	₹	183,756
Additions		-		923		9,253		1,795		737		3		12,711
Additions through Business combination (Refer to Note 7)		-		131		109		22		99		1		362
Disposals		-		(821)		(14,979)		(1,449)		(720)		(2)		(17,971)
Translation adjustment		31		440		3,182		270		147		1		4,071
As at March 31, 2026	₹	4,404	₹	53,229	₹	97,119	₹	20,214	₹	7,926	₹	37	₹	182,929
Accumulated depreciation/ impairment:
As at April 1, 2025	₹	-	₹	12,997	₹	73,459	₹	12,989	₹	5,821	₹	17	₹	105,283
Depreciation and impairment		-		1,848		9,669		2,387		686		5		14,595
Disposals		-		(695)		(14,730)		(1,245)		(697)		(1)		(17,368)
Translation adjustment		-		211		2,670		197		116		1		3,195
As at March 31, 2026	₹	-	₹	14,361	₹	71,068	₹	14,328	₹	5,926	₹	22	₹	105,705
Net carrying value as at March 31, 2026	₹	4,404	₹	38,868	₹	26,051	₹	5,886	₹	2,000	₹	15	₹	77,224
Capital work-in-progress (2)													₹	4,563
Net carrying value including Capital work-in-progress as at March 31, 2026													₹	81,787

(1)
Including net carrying value of computer equipment and software amounting to ₹ 16,003 and ₹ 16,719, as at March 31, 2025 and 2026, respectively.
(2)
Including capital advance of ₹ 15 and Capital work-in-progress of ₹ 6 on account of additions through business combination.(Refer to Note 7)